Related Party Disclosures - Related Party Transactions (Details) - Key Management Personnel - EUR (€) € in Thousands	12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2023
Disclosure of transactions between related parties [line items]
Short-term employee benefits	€ 19,146	€ 16,964	€ 16,436
Long-term employee benefits	430	0	244
Post-employment benefits	760	810	732
Termination benefits	476	19	2,053
Share-based compensation	281	2,952	54,752
Key management personnel compensation, Total	€ 21,093	€ 20,745	€ 74,217